Cost of sales of goods and services, without considering depreciation and amortization - Costs applicable to sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Costs applicable to sales
Royalties expenses	$ 18,552	$ 19,946	$ 18,839
Depreciation and amortization	120,138	150,821	181,039
Cost of sales of goods, excluding depreciation and amortization	$ 949,248	$ 795,318	$ 732,597